Consolidated Statements of Financial Position - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Investment properties	$ 183,152,000,000	$ 341,776,000,000
Property plant and equipment	4,146,000,000	56,670,000,000
TradingProperties	1,644,000,000	7,294,000,000
Intangible assets	2,400,000,000	41,732,000,000
Right-of-use assets	811,000,000	29,828,000,000
Investments in associates and joint ventures	12,165,000,000	111,740,000,000
Deferred income tax assets	446,000,000	951,000,000
Income tax and MPIT credit	30,000,000	38,000,000
Restricted assets	0	2,810,000,000
Trade and other receivables	2,847,000,000	34,738,000,000
Investments in financial assets	1,218,000,000	5,277,000,000
Derivative financial instruments	0	213,000,000
Total non-current assets	208,859,000,000	633,067,000,000
Current assets
Trading properties	114,000,000	3,479,000,000
Inventories	72,000,000	7,034,000,000
Restricted assets	0	9,326,000,000
Income tax and MPIT credit	165,000,000	461,000,000
Group of assets held for sale	0	62,600,000,000
Trade and other receivables	8,475,000,000	55,789,000,000
Investments in financial assets	3,166,000,000	29,190,000,000
Financial assets held for sale	0	5,072,000,000
Derivative financial instruments	0	317,000,000
Cash and cash equivalents	1,931,000,000	135,719,000,000
Total current assets	13,923,000,000	308,987,000,000
TOTAL ASSETS	222,782,000,000	942,054,000,000
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	61,832,000,000	85,805,000,000
Non-controlling interest	20,892,000,000	98,423,000,000
TOTAL SHAREHOLDERS' EQUITY	82,724,000,000	184,228,000,000
Non-current liabilities
Borrowings	46,724,000,000	447,323,000,000
Lease liabilities	852,000,000	20,091,000,000
Deferred income tax liabilities	68,748,000,000	66,144,000,000
Trade and other payables	1,387,000,000	3,258,000,000
Provisions	114,000,000	4,601,000,000
Employee benefits	0	671,000,000
Derivative financial instruments	9,000,000	83,000,000
Salaries and social security liabilities	86,000,000	293,000,000
Total non-current liabilities	117,920,000,000	542,464,000,000
Current liabilities
Trade and other payables	5,103,000,000	44,567,000,000
Borrowings	15,409,000,000	117,668,000,000
Lease liabilities	54,000,000	7,313,000,000
Provisions	147,000,000	3,665,000,000
Group of liabilities held for sale	0	33,362,000,000
Salaries and social security liabilities	436,000,000	6,166,000,000
Income tax and MPIT liabilities	941,000,000	939,000,000
Derivative financial instruments	48,000,000	1,682,000,000
Total current liabilities	22,138,000,000	215,362,000,000
TOTAL LIABILITIES	140,058,000,000	757,826,000,000
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 222,782,000,000	$ 942,054,000,000